Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

December 31, 2018

Dates Covered
Collections Period	12/01/18 - 12/31/18
Interest Accrual Period	12/17/18 - 01/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	01/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/18	408,857,363.70	20,658
Yield Supplement Overcollateralization Amount 11/30/18	19,537,575.05	0
Receivables Balance 11/30/18	428,394,938.75	20,658
Principal Payments	13,310,796.44	263
Defaulted Receivables	735,878.93	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/18	18,595,003.84	0
Pool Balance at 12/31/18	395,753,259.54	20,360

Pool Statistics	$ Amount	# of Accounts
Pool Factor	58.79%
Prepayment ABS Speed	1.19%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	4,179,645.55	190
Past Due 61-90 days	1,917,494.56	91
Past Due 91-120 days	342,708.05	19
Past Due 121+ days	0.00	0
Total	6,439,848.16	300

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.55%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.55%
Delinquency Trigger Occurred	NO

Recoveries	251,266.65
Aggregate Net Losses/(Gains) - December 2018	484,612.28
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.36%
Prior Net Losses Ratio	0.97%
Second Prior Net Losses Ratio	0.97%
Third Prior Net Losses Ratio	0.80%
Four Month Average	1.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.83%

Overcollateralization Target Amount	8,112,941.82
Actual Overcollateralization	8,112,941.82
Weighted Average APR	3.28%
Weighted Average APR, Yield Adjusted	5.52%
Weighted Average Remaining Term	51.31

Flow of Funds	$ Amount

Collections	14,711,343.56
Investment Earnings on Cash Accounts	28,810.60
Servicing Fee	(356,995.78)
Transfer to Collection Account	0.00
Available Funds	14,383,158.38

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	652,932.25
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	4,722,528.20
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	8,112,941.82
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	871,747.36

Total Distributions of Available Funds	14,383,158.38

Servicing Fee	356,995.78
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 12/17/18	400,475,787.74
Principal Paid	12,835,470.02
Note Balance @ 01/15/19	387,640,317.72

Class A-1
Note Balance @ 12/17/18	0.00
Principal Paid	0.00
Note Balance @ 01/15/19	0.00
Note Factor @ 01/15/19	0.0000000%

Class A-2a
Note Balance @ 12/17/18	53,897,893.87
Principal Paid	6,417,735.01
Note Balance @ 01/15/19	47,480,158.86
Note Factor @ 01/15/19	37.9841271%

Class A-2b
Note Balance @ 12/17/18	53,897,893.87
Principal Paid	6,417,735.01
Note Balance @ 01/15/19	47,480,158.86
Note Factor @ 01/15/19	37.9841271%

Class A-3
Note Balance @ 12/17/18	229,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	229,000,000.00
Note Factor @ 01/15/19	100.0000000%

Class A-4
Note Balance @ 12/17/18	52,030,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	52,030,000.00
Note Factor @ 01/15/19	100.0000000%

Class B
Note Balance @ 12/17/18	11,650,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	11,650,000.00
Note Factor @ 01/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	675,941.00
Total Principal Paid	12,835,470.02
Total Paid	13,511,411.02

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	72,313.01
Principal Paid	6,417,735.01
Total Paid to A-2a Holders	6,490,048.02

Class A-2b
One-Month Libor	2.45513%
Coupon	2.55513%
Interest Paid	110,937.99
Principal Paid	6,417,735.01
Total Paid to A-2b Holders	6,528,673.00

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0230989
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.4276655
Total Distribution Amount	20.4507644

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.5785041
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	51.3418801
Total A-2a Distribution Amount	51.9203842

A-2b Interest Distribution Amount	0.8875039
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	51.3418801
Total A-2b Distribution Amount	52.2293840

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	367.93
Noteholders' Principal Distributable Amount	632.07

Account Balances	$ Amount

Reserve Account
Balance as of 12/17/18	1,664,191.04
Investment Earnings	3,095.36
Investment Earnings Paid	(3,095.36)
Deposit/(Withdrawal)	-
Balance as of 01/15/19	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04